Events occuring after the balance sheet date	3 Months Ended
Mar. 31, 2020
Events occuring after the balance sheet date
Events occuring after the balance sheet date

11.    Events occurring after the balance sheet date

On March 27, 2020, President Trump signed the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) which provides relief funds to hospitals and other healthcare providers in connection with the impact of the on-going worldwide severe acute respiratory syndrome coronavirus 2 (“COVID-19”) pandemic. In April 2020, the Company received U.S. federal relief funding under the CARES Act as well as advanced payments under the CMS Accelerated and Advance Payment program, as provided for by the CARES Act. There was no impact on the Company’s financial statements for the three-month period ended March 31, 2020 related to funds received in connection with the CARES Act.

No further significant activities have taken place subsequent to the balance sheet date March 31, 2020 that have a material impact on the key figures and earnings presented. Currently, there are no other significant changes in the Company’s structure, management, legal form or personnel.